Licenses, rights and patents (Details) kr in Thousands	12 Months Ended
Dec. 31, 2019 DKK (kr)
Licenses, rights and patents
Additions	kr 2,480
Carrying amount	2,480
Carrying amount
Licenses, rights and patents
Carrying amount	kr 2,480